Unpaid Loss and Loss Adjustment Expense - Additional Information (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Unpaid Loss and Loss Adjustment Expense
Favorable development on net loss and LAE reserves	$ 0.3	$ (1.3)	$ 0.1	$ 1.5